Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Property and Equipment, Net
Property and Equipment, Net

Property and equipment, net, consisted of the following:

December 31, 2014
(in thousands)
Capitalized software	$321,460
Furniture, fixtures and equipment	59,344
Leasehold improvements	13,882
Construction in progress	19,177
Gross property and equipment	413,863
Less: accumulated depreciation	(302,031)
Property and equipment, net	$111,832

We recorded depreciation expense related to property and equipment in the amount of $57.2 million, for the year ended December 31, 2014.

There were no assets subject to capital leases at December 31, 2014.

In 2014, we evaluated property and equipment that has become fully depreciated (see Note 2 - Summary of Significant Accounting Policies) and wrote-off $85.1 million of fully depreciated assets that were no longer in service.